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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06362
Invesco Municipal Trust
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	2/28
Date of reporting period:	5/31/17

Item 1. Schedule of Investments.

Invesco Municipal Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2017

invesco.com/us	VK-CE-MUNI-QTR-1	05/17	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–163.82%(a)

Alabama–2.85%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$4,770	$5,514,311
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/2039	1,245	1,411,307
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/2044	1,245	1,405,244
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (b)(c)	5.00%	06/01/2039	2,150	2,156,450
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/2030	1,650	1,818,152
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	550	595,342
Birmingham (City of) Water Works Board; Series 2016 B, Ref. Sub. Water RB	5.00%	01/01/2043	1,235	1,411,716
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	1,725	1,656,345
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (c)	5.00%	09/01/2046	2,700	3,374,379
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	1,950	2,153,989
				21,497,235

Alaska–0.47%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/2041	3,160	3,535,882

Arizona–2.67%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,160	2,425,075
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB (c)(d)(e)	5.00%	07/01/2018	2,545	2,659,780
Series 2008 B, Highway RB (d)(e)	5.00%	07/01/2018	1,700	1,776,670
Series 2011 A, Ref. Sub. Highway RB (c)(d)(e)	5.25%	07/01/2021	2,500	2,909,875
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	500	543,670
Series 2010, RB	5.13%	05/15/2040	1,100	1,200,342
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (b)	5.25%	01/01/2032	1,035	1,058,857
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/2039	640	635,725
Series 2009, Education RB	7.13%	01/01/2045	610	610,159
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/2034	500	567,800
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,170	2,361,719
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (c)	5.00%	01/01/2028	2,050	2,180,155
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.25%	08/01/2032	1,060	1,209,057
				20,138,884

California–13.28%

Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Second Sub. Lien RB	5.00%	10/01/2037	2,250	2,562,772
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (b)(g)	0.00%	09/01/2020	4,000	3,782,400
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB (c)(d)(e)	5.00%	04/01/2018	6,000	6,211,380
Series 2009 F-1, Toll Bridge RB (c)(d)(e)	5.00%	04/01/2019	2,500	2,687,125
Series 2009 F-1, Toll Bridge RB (c)(d)(e)	5.13%	04/01/2019	4,000	4,308,480
Series 2017 F-1, Toll Bridge RB (c)	5.00%	04/01/2056	2,490	2,874,556

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2028	$800	$593,944
California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, Tobacco Settlement Sub. CAB RB (g)	0.00%	06/01/2055	11,000	398,090
California (State of) Department of Water Resources (Central Valley); Series 2008, Water System RB (c)(d)(e)	5.00%	06/01/2018	975	1,016,174
Series 2008 AE, Water System RB (c)	5.00%	12/01/2024	775	807,542
Series 2008 AE, Water System RB (c)	5.00%	12/01/2025	975	1,015,736
Series 2008 AE, Water System RB (c)	5.00%	12/01/2026	975	1,015,541
Series 2008 AE, Water System RB (c)	5.00%	12/01/2027	575	598,845
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB (d)(e)	6.00%	07/01/2019	1,000	1,105,460
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/2026	1,000	1,135,450
California (State of) Housing Finance Agency; Series 2008 K, Home Mortgage RB (h)	5.30%	08/01/2023	1,510	1,515,466
Series 2008 K, Home Mortgage RB (h)	5.45%	08/01/2028	2,680	2,686,566
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2027	1,375	1,490,569
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2030	1,600	1,714,288
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2037	3,535	3,787,505
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	1,300	1,395,823
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	855	928,855
Series 2016 A, RB (f)	5.00%	12/01/2041	1,355	1,468,292
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,150	1,250,844
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/2019	1,205	1,314,245
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/2019	695	758,009
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2032	2,100	2,391,375
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	1,900	2,150,078
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	2,880	3,317,702
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	1,500	1,794,435
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	410	413,989
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. CAB Toll Road RB (INS-AGM) (b)(g)	0.00%	01/15/2034	4,125	2,160,716
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	5,420	5,446,558
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	2,790	2,789,860
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	2,875	3,320,222
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	1,000	1,142,840
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB (c)	5.00%	07/01/2043	3,500	3,959,865
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2031	1,000	1,079,260
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/2022	1,200	1,301,832
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (f)	5.50%	03/01/2018	50	50,991
Palomar Pomerado Health; Series 2009, COP (d)(e)	6.75%	11/01/2019	1,125	1,282,061
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/2040	2,300	2,521,214
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)(d)(e)	5.00%	08/01/2021	4,110	4,771,587
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/2025	775	870,674
Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/2026	1,550	1,738,837
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/2036	3,360	3,839,808
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	685	775,221

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/2034	$2,500	$2,655,850
Vernon (City of); Series 2009 A, Electric System RB (d)(e)	5.13%	08/01/2019	540	573,723
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,250	1,347,888
				100,120,543

Colorado–4.52%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB (CEP-Colorado Higher Education Intercept Program) (c)	5.00%	03/01/2041	3,850	4,328,016
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (c)(d)(e)	5.00%	05/01/2018	4,875	5,061,615
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, Health Facilities RB	5.00%	06/01/2035	2,790	2,795,468
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	295	294,982
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	355	354,968
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2034	1,100	1,221,308
Series 2010, Private Activity RB	6.50%	01/15/2030	1,400	1,576,358
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/2037	1,850	2,108,797
Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	1,210	1,407,908
Montezuma (County of) Hospital District; Series 2007, Ref. RB (d)(e)	5.90%	10/01/2017	830	843,853
Platte River Power Authority; Series 2009 HH, RB (d)(e)	5.00%	06/01/2019	1,000	1,080,670
University of Colorado; Series 2013 A, Enterprise RB (c)	5.00%	06/01/2037	5,845	6,717,659
Series 2013 A, Enterprise RB (c)	5.00%	06/01/2043	5,465	6,248,025
				34,039,627

Connecticut–0.56%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (b)(h)	6.60%	07/01/2024	2,840	2,849,571
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (h)	5.50%	04/01/2021	1,200	1,342,200
				4,191,771

District of Columbia–4.58%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	2,125	1,947,584
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (d)(e)	6.38%	10/01/2019	2,400	2,695,248
Series 2009, Hospital RB (d)(e)	6.50%	10/01/2019	700	788,123
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (d)(e)	5.50%	10/01/2017	4,000	4,062,960
Series 2008 A, Ref. Public Utility Sub. Lien RB (c)(d)(e)	5.00%	10/01/2018	775	817,594
Series 2008 A, Ref. Public Utility Sub. Lien RB (c)(d)(e)	5.00%	10/01/2018	1,575	1,661,562
Series 2013 A, Public Utility Sub. Lien RB (c)	5.00%	10/01/2044	3,000	3,380,490
District of Columbia; Series 2014 C, Unlimited Tax GO Bonds (c)	5.00%	06/01/2034	3,445	3,980,560
Series 2014 C, Unlimited Tax GO Bonds (c)	5.00%	06/01/2035	6,890	7,937,280
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	6,800	7,227,652
				34,499,053

Florida–6.58%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.25%	11/15/2017	350	351,390
Series 2007, IDR	5.88%	11/15/2036	1,000	1,004,460
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,160,820

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	$2,270	$2,610,341
Series 2013 C, Airport System RB	5.25%	10/01/2038	2,450	2,826,785
Series 2015 A, Airport System RB (h)	5.00%	10/01/2045	2,190	2,449,077
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/2017	2,200	2,200,000
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (f)	7.75%	05/15/2035	1,300	1,478,464
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,400	1,641,976
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (e)	5.95%	07/01/2020	35	40,166
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (h)	5.13%	06/01/2027	1,650	1,873,922
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (b)(c)(h)	5.38%	10/01/2033	975	1,022,707
Series 2008 A, RB (INS-AGC) (b)(c)(h)	5.50%	10/01/2038	2,175	2,285,012
JEA; Series 2012 Three B, Electric System RB (c)	5.00%	10/01/2039	3,100	3,469,396
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	935	1,021,833
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	1,250	1,369,838
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. Hospital RB (d)(e)	6.13%	08/01/2020	470	544,063
Series 2010, Ref. Hospital RB	6.13%	08/01/2042	170	189,854
Miami-Dade (County of); Series 2012 A, Ref. Aviation RB (h)	5.00%	10/01/2028	1,000	1,130,730
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,150	1,302,502
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (b)	5.00%	10/01/2035	1,950	2,213,835
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	2,795	3,202,902
Overoaks Community Development District; Series 2004 A, Capital Improvement Special Assessment RB (i)	6.13%	05/01/2035	120	1
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	105	105,008
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB (d)(e)	5.88%	11/15/2017	1,100	1,125,278
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (b)(c)	5.50%	10/01/2023	2,600	2,872,324
Series 2011, Ref. RB (c)	5.00%	10/01/2031	2,565	2,912,788
Pinellas (County of) Florida Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC-Northern Trust Co. (The)) (j)(k)	0.78%	11/01/2038	1,000	1,000,000
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(d)	5.35%	05/01/2018	3,250	3,369,827
Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/2036	235	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	290	297,813
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (f)	5.25%	10/01/2027	400	403,592
Series 2007 A, Special Obligation RB (f)	5.75%	10/01/2022	500	505,570
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	773	540,984
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/2044	1,000	1,090,410
				49,613,670

Georgia–2.24%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB (d)(e)	6.75%	01/01/2019	290	311,025
Series 2009 B, Tax Allocation RB (d)(e)	6.75%	01/01/2019	160	171,574
Series 2009 B, Tax Allocation RB (d)(e)	7.38%	01/01/2019	205	225,820
Atlanta (City of); Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,200	1,344,936
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,300	1,457,014
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,200	1,344,936
Series 2015, Ref. Water & Wastewater RB (c)	5.00%	11/01/2040	8,290	9,672,855

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/2030	$1,000	$1,104,490
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	1,150	1,281,733
				16,914,383
Guam–0.84%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB (d)(e)	5.38%	12/01/2019	350	387,881
Series 2009 A, Limited Obligation RB (d)(e)	5.63%	12/01/2019	1,850	2,061,621
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/2040	835	884,908
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/2040	1,400	1,494,640
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/2042	780	822,237
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	625	666,294
				6,317,581
Hawaii–1.07%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/2040	1,000	1,092,420
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,500	2,851,075
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/2039	2,050	2,236,201
Series 2015 A, Airport System RB (h)	5.00%	07/01/2045	1,695	1,910,757
				8,090,453
Idaho–0.49%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	750	806,670
Series 2008 A, RB	6.75%	11/01/2037	1,000	1,069,500
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2027	620	624,718
Regents of the University of Idaho; Series 2011, Ref. General RB (d)	5.25%	04/01/2021	1,040	1,178,715
				3,679,603

Illinois–18.05%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,000	1,002,450
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/2024	1,650	1,633,649
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	622	439,894
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (h)	5.50%	01/01/2031	2,650	3,026,220
Series 2014 A, Ref. Second Lien RB (h)	5.00%	01/01/2041	1,250	1,373,238
Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (c)(d)(e)	5.00%	01/01/2018	4,000	4,097,800
Series 2012 B, Ref. Passenger Facility Charge RB (h)	5.00%	01/01/2030	4,500	4,963,725
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/2038	2,450	2,803,412
Series 2015 C, RB (h)	5.00%	01/01/2046	850	935,442
Series 2015 D, RB	5.00%	01/01/2046	595	671,719
Series 2016 C, Ref. Sr. Lien General Airport RB	5.00%	01/01/2037	1,685	1,930,083
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2042	1,355	1,603,534
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds	5.00%	12/01/2045	1,755	1,981,342
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/2036	3,795	4,115,336
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,735	4,091,431

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	$680	$687,521
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	1,190	1,201,686
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	340	343,339
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/2025	3,100	3,161,907
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	410	430,340
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	610	640,262
Series 2011 A, Sales Tax RB	5.25%	01/01/2038	1,905	1,992,382
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	3,350	3,568,286
Series 2012 A, Unlimited Tax GO Bonds (INS-BAM) (b)	5.00%	01/01/2033	1,290	1,357,286
Series 2014, Ref. Motor Fuel Tax RB (INS-AGM) (b)	5.00%	01/01/2032	1,175	1,281,408
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	875	947,573
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,395	3,441,002
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	2,025	2,116,408
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/2034	584	501,905
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/2034	1,000	1,105,610
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,430	1,509,923
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB (d)(e)	5.50%	10/01/2018	1,125	1,193,805
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,089,680
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (c)	5.38%	08/15/2024	2,200	2,401,828
Series 2009 A, RB (c)	5.75%	08/15/2030	1,400	1,539,748
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB (d)(e)	5.75%	11/15/2017	3,500	3,579,100
Series 2015 A, Ref. RB	5.00%	11/15/2045	2,375	2,619,150
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	2.00%	05/15/2055	230	26,387
Series 2016 B, RB	5.63%	05/15/2020	1,218	1,208,837
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB (d)(e)	6.25%	11/15/2019	755	850,364
Series 2009, RB	6.25%	11/15/2035	495	545,035
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	999,320
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (d)(e)	7.25%	11/01/2018	1,905	2,075,059
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,490	2,758,297
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB (d)(e)	5.50%	08/01/2017	3,500	3,526,950
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB (d)(e)	6.00%	02/15/2020	1,675	1,895,698
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)(d)(e)	5.50%	02/15/2021	2,370	2,751,570
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/2052	3,630	4,069,956
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, Dedicated State Tax RB	5.50%	06/15/2050	2,265	2,310,572
Series 2015 A, RB	5.50%	06/15/2053	2,200	2,309,846
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM) (b)(g)	0.00%	12/15/2029	2,750	1,683,550
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/2031	1,205	1,346,684
Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/2032	1,100	1,224,971
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/2038	3,875	4,355,345
Series 2015 A, RB (c)	5.00%	01/01/2040	11,210	12,696,558
Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,225	1,243,473
Series 2013, Unlimited Tax GO Bonds (INS-BAM) (b)	5.50%	07/01/2038	2,450	2,689,585
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,570	1,592,844
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,210	1,226,178
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2033	1,250	1,289,600

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Peoria (County of); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	12/15/2041	$3,075	$3,388,127
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	3,800	4,349,138
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB (i)	6.25%	03/01/2035	958	431,119
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (h)	7.00%	12/01/2042	480	493,397
Will County Community School District No. 161 (Summit Hill);
Series 1999, Unlimited Tax CAB GO Bonds (e)(g)	0.00%	01/01/2019	425	417,945
Series 1999, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(g)	0.00%	01/01/2019	990	957,568
				136,093,397

Indiana–4.11%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	2,320	2,663,917
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB (d)(e)	6.75%	03/01/2019	1,440	1,585,210
Indiana (State of) Finance Authority (I-69 Section 5);
Series 2014, RB (h)	5.00%	09/01/2046	1,495	1,545,755
Series 2014, RB (h)	5.25%	09/01/2034	870	927,481
Series 2014, RB (h)	5.25%	09/01/2040	2,520	2,662,607
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB (h)	5.00%	07/01/2040	3,850	4,132,205
Series 2013 A, Private Activity RB (h)	5.00%	07/01/2035	500	536,650
Series 2013 A, Private Activity RB (h)	5.00%	07/01/2048	575	619,264
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	610	621,499
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	2,670	2,709,489
Indiana (State of) Municipal Power Agency;
Series 2013 A, Power Supply System RB	5.25%	01/01/2033	1,250	1,435,237
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	2,915	3,355,456
Indianapolis Local Public Improvement Bond Bank;
Series 2011 K, RB	5.00%	06/01/2027	2,000	2,233,760
Series 2013 F, RB (c)	5.00%	02/01/2030	3,240	3,666,902
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (h)	6.75%	01/01/2034	1,500	1,792,650
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (d)(e)(f)	5.75%	09/01/2017	500	506,080
				30,994,162

Iowa–0.80%

Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	1,265	1,299,421
Series 2013, Midwestern Disaster Area RB (f)	5.88%	12/01/2027	1,090	1,132,216
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,120	1,120,112
Series 2005 E, Asset-Backed CAB RB (g)	0.00%	06/01/2046	12,665	1,287,777
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/2026	1,200	1,201,584
				6,041,110

Kansas–0.91%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (c)	5.75%	11/15/2038	3,500	3,846,570
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	1,575	1,865,099
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	1,000	1,128,710
				6,840,379

Kentucky–2.43%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/2028	1,500	1,552,785

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–(continued)

Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, Sr. RB	5.00%	07/01/2040	$1,335	$1,446,993
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,415	1,527,563
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	1,015	1,113,780
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB (d)(e)	6.00%	06/01/2020	1,500	1,717,995
Series 2010 A, Hospital RB (d)(e)	6.38%	06/01/2020	1,225	1,416,553
Series 2010 A, Hospital RB (d)(e)	6.50%	06/01/2020	3,100	3,596,155
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (d)(e)	5.25%	02/01/2019	1,610	1,724,729
Series 2009, Ref. RB (d)(e)	5.25%	02/01/2019	1,425	1,526,546
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/2024	185	197,678
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/2025	205	218,907
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,117,210
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,153,780
				18,310,674

Louisiana–1.83%

East Baton Rouge (Parish of) Industrial Development Board (ExxonMobil); Series 2010 A, VRD RB (j)	0.78%	08/01/2035	700	700,000
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015 A, Waste Disposal Facilities RB (h)	8.00%	07/01/2039	2,035	775,193
Louisiana Citizens Property Insurance Corp.; Series 2006 C-2, Assessment RB (d)(e)	6.75%	06/01/2018	2,000	2,117,980
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/1998; Cost $1,168,416) (f)	5.75%	10/30/2018	1,168	1,187,333
New Orleans (City of);
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2044	755	841,130
Series 2014, Ref. Water System RB	5.00%	12/01/2044	500	559,590
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	2,450	2,455,929
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	860	926,822
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,635	1,784,308
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,375	1,494,006
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	860	921,344
				13,763,635

Maryland–1.01%

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	770	877,831
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB (d)(e)	5.50%	07/01/2017	1,400	1,405,292
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,580	1,739,991
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,080	1,164,121
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	765	826,460
Prince Georges (County of) Maryland (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.00%	04/01/2029	905	981,382
Series 2017, Ref. RB	5.00%	04/01/2032	540	577,173
				7,572,250

Massachusetts–6.98%

Berkshire Wind Power Cooperative Corp.; Series 2010 1, RB	5.25%	07/01/2030	350	378,126
Boston (City of) Water & Sewer Commission; Series 2009 A, Ref. General RB (d)(e)	5.00%	05/01/2019	1,000	1,077,140
Massachusetts (State of) Bay Transportation Authority; Series 2007 A-2, Sr. Sales Tax CAB RB (d)(e)(g)	0.00%	07/01/2017	715	596,839

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	$4,020	$4,392,332
Massachusetts (State of) Department of Transportation; Series 1997 C, Sr. Turnpike Metropolitan Highway System CAB RB (INS-NATL) (b)(g)	0.00%	01/01/2022	1,550	1,441,810
Massachusetts (State of) Development Finance Agency (Berklee College of Music);
Series 2007, RB (d)(e)	5.00%	10/01/2017	2,000	2,028,180
Series 2007, RB	5.00%	10/01/2032	150	151,985
Massachusetts (State of) Development Finance Agency (Boston College); Series 2008, RB	5.50%	06/01/2026	400	513,212
Massachusetts (State of) Development Finance Agency (Broad Institute); Series 2011 A, RB	5.25%	04/01/2037	500	561,390
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligation); Series 2004, RB (d)(e)	5.13%	11/15/2019	500	550,065
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (d)(e)	5.38%	08/01/2018	500	526,165
Massachusetts (State of) Development Finance Agency (Carleton-Willard Village); Series 2010, RB	5.63%	12/01/2030	700	758,219
Massachusetts (State of) Development Finance Agency (Emerson College);
Series 2010 A, RB	5.00%	01/01/2040	250	261,573
Series 2016 A, RB	5.00%	01/01/2047	3,330	3,707,788
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.);
Series 2005, RB	5.00%	01/01/2024	250	250,360
Series 2005, RB	5.50%	01/01/2035	450	450,459
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB (c)(d)(e)	5.00%	10/01/2017	8,000	8,112,480
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM) (b)	5.25%	07/01/2033	300	334,860
Massachusetts (State of) Development Finance Agency (Lowell General Hospital); Series 2010 C, RB	5.13%	07/01/2035	500	534,250
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (c)	5.50%	07/01/2032	2,500	3,396,025
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	500	535,470
Massachusetts (State of) Development Finance Agency (Mount Holyoke College); Series 2011 B, RB	5.00%	07/01/2041	500	556,350
Massachusetts (State of) Development Finance Agency (Northeastern University); Series 2009 Y-2, Ref. RB	5.50%	10/01/2024	750	826,530
Massachusetts (State of) Development Finance Agency (Partners Healthcare);
Series 2007, RB (d)(e)	5.00%	07/01/2017	140	140,490
Series 2007, RB (d)(e)	5.00%	07/01/2017	175	175,618
Series 2007, RB	5.00%	07/01/2047	285	285,901
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB (d)(e)	8.00%	10/15/2019	250	290,990
Massachusetts (State of) Development Finance Agency (Springfield College); Series 2010, RB (d)(e)	5.63%	10/15/2019	500	554,585
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2010, RB	5.13%	07/01/2040	500	527,055
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	6.75%	01/01/2036	500	574,055
Series 2011 I, RB	7.25%	01/01/2032	825	969,655
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/2031	500	556,230
Massachusetts (State of) Educational Financing Authority; Series 2011 J, RB (h)	5.63%	07/01/2028	225	247,579
Massachusetts (State of) Port Authority (Conrac); Series 2011 A, RB	5.13%	07/01/2041	250	272,880
Massachusetts (State of) School Building Authority (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/2041	3,425	3,814,525
Massachusetts (State of) Water Resources Authority;
Series 2007 B, Ref. General RB (INS-AGM) (b)	5.25%	08/01/2031	500	646,510
Series 2011 B, General RB (d)(e)	5.00%	08/01/2021	200	231,602
Series 2011 C, Ref. General RB (c)	5.00%	08/01/2030	3,500	3,963,785
Series 2011 C, Ref. General RB (c)	5.00%	08/01/2031	2,000	2,265,020
Massachusetts (State of);
Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (b)	5.50%	08/01/2030	1,500	1,989,900
Series 2005, Ref. Special Obligation Dedicated Tax RB (INS-NATL) (b)	5.50%	01/01/2023	1,000	1,206,910
Westford (Town of); Series 2003, Limited Tax GO Bonds (INS-AMBAC) (b)	5.25%	06/01/2019	1,975	1,982,169
				52,637,067

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–2.86%

Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (c)	5.00%	04/15/2041	$2,865	$3,272,145
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,865	2,091,915
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	1,245	1,358,494
Series 2014 C-3, Ref. Local Government Loan Program RB (INS-AGM) (b)	5.00%	07/01/2032	2,500	2,864,925
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	625	704,644
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	625	715,156
Series 2015, Ref. Second Lien Local Government Loan Program RB	5.00%	07/01/2035	1,270	1,406,855
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,275	2,533,008
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. Hospital RB (c)	5.00%	12/01/2046	3,890	4,431,605
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/2030	2,000	2,169,140
				21,547,887

Minnesota–0.70%

Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB (d)(e)	6.38%	11/15/2018	1,850	1,995,983
Series 2008 A, Health Care System RB (d)(e)	6.63%	11/15/2018	1,200	1,298,940
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.) (j)(k)	0.79%	04/01/2037	1,975	1,975,000
				5,269,923

Missouri–1.04%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	750	847,477
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,515	1,697,754
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	510	536,229
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/2018	160	161,794
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	1,000	1,058,820
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,296,542
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB (d)(e)	6.38%	12/01/2017	1,500	1,542,150
Series 2007 A, Senior Living Facilities RB (d)(e)	6.38%	12/01/2017	675	693,968
				7,834,734

Nebraska–1.56%

Central Plains Energy Project (No. 3);
Series 2012, Gas RB	5.00%	09/01/2032	3,500	3,841,075
Series 2012, Gas RB	5.25%	09/01/2037	2,485	2,743,167
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,077,160
Omaha (City of) Public Power District; Series 2011 B, RB (c)	5.00%	02/01/2036	3,690	4,097,671
				11,759,073

Nevada–0.70%

Nevada (State of);
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)(d)(e)	5.00%	06/01/2018	2,860	2,979,262
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)(d)(e)	5.00%	06/01/2018	2,220	2,312,574
				5,291,836

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–15.74%

Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/2038	$750	$759,240
Colts Neck (Township of) Board of Education; Series 2002, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	02/01/2021	1,000	1,064,240
East Orange (City of) Board of Education; Series 1998, CAB COP (INS-AGM) (b)(g)	0.00%	08/01/2019	1,845	1,782,252
Series 1998, CAB COP (INS-AGM) (b)(g)	0.00%	02/01/2025	1,845	1,513,859
Series 1998, CAB COP (INS-AGM) (b)(g)	0.00%	02/01/2028	2,850	2,037,721
Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/2030	1,000	1,065,200
Essex (County of) Improvement Authority; Series 2004, Ref. Project Consolidation RB (INS-NATL) (b)	5.50%	10/01/2028	1,000	1,310,320
Essex (County of) Utilities Authority; Series 2009, Ref. Solid Waste RB (INS-AGC) (b)	5.00%	04/01/2021	775	826,553
Garden State Preservation Trust; Series 2003 B, Open Space & Farmland Preservation CAB RB (INS-AGM) (b)(g)	0.00%	11/01/2025	2,000	1,581,100
Series 2005 A, Open Space & Farmland Preservation RB (INS-AGM) (b)	5.75%	11/01/2028	1,000	1,251,880
Hudson (County of) Improvement Authority; Series 2010 A, Ref. Solid Waste System RB	6.00%	01/01/2040	1,000	1,095,430
New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2010 B, Ref. Water Facilities RB (h)	5.60%	11/01/2034	1,000	1,092,270
New Jersey (State of) Economic Development Authority (Cranes Mill); Series 2008, First Mortgage RB	6.00%	07/01/2038	1,000	1,018,400
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill); Series 2002, Ref. Special Assessment RB	5.75%	10/01/2021	1,290	1,363,259
Series 2002, Ref. Special Assessment RB	5.75%	04/01/2031	1,000	1,125,310
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2007, RB	5.13%	06/15/2027	525	526,008
Series 2007, RB	5.13%	06/15/2037	700	700,980
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/2042	2,650	2,875,356
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2009, RB (d)(e)	5.50%	12/15/2018	350	374,896
Series 2009, RB (INS-AGC) (b)	5.50%	12/15/2034	5	5,282
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (h)	5.13%	01/01/2034	1,250	1,360,425
Series 2013, Private Activity RB (h)	5.38%	01/01/2043	1,000	1,121,290
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (b)	5.90%	03/15/2021	24,500	26,287,030
Series 2004 A, Motor Vehicle RB (INS-BHAC) (b)(c)	5.25%	07/01/2026	7,000	8,854,510
Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (b)	5.50%	09/01/2026	1,500	1,732,230
Series 2009, School Facilities Construction RB (d)(e)	5.50%	12/15/2018	645	690,879
Series 2012, Ref. RB	5.00%	06/15/2029	1,000	1,072,950
New Jersey (State of) Educational Facilities Authority (Institute of Technology); Series 2010 H, RB	5.00%	07/01/2031	500	545,965
New Jersey (State of) Educational Facilities Authority (Kean University); Series 2009 A, Ref. RB	5.50%	09/01/2036	500	541,175
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2011, RB (d)(e)	6.00%	07/01/2021	750	897,338
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB (d)(e)	5.63%	07/01/2021	1,000	1,179,310
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack University Medical Center); Series 2008, RB (d)(e)	5.13%	01/01/2018	1,000	1,025,050
New Jersey (State of) Health Care Facilities Financing Authority (Holy Name Medical Center); Series 2010, Ref. RB	5.00%	07/01/2025	500	544,950
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System); Series 2007, RB (d)(e)	5.00%	07/01/2018	1,880	1,964,149
New Jersey (State of) Health Care Facilities Financing Authority (Robert Wood Johnson University Hospital); Series 2010, Ref. RB (d)(e)	5.00%	01/01/2020	550	607,002

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB (e)	5.25%	07/01/2023	$1,000	$1,220,190
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB (d)(e)	6.63%	07/01/2018	1,000	1,062,080
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB (e)	6.75%	07/01/2019	2,715	2,879,719
New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/2030	1,500	1,609,350
Series 2010 1-A, Ref. Student Loan RB (c)	5.00%	12/01/2025	3,120	3,303,456
Series 2010 1-A, Ref. Student Loan RB (c)	5.00%	12/01/2026	1,960	2,053,727
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/2018	1,000	1,037,360
Series 2009 A, Transportation System CAB RB (g)	0.00%	12/15/2039	6,000	1,843,500
Series 2010 A, Transportation System CAB RB (g)	0.00%	12/15/2030	1,600	833,616
Series 2010 A, Transportation System CAB RB (g)	0.00%	12/15/2031	3,000	1,478,820
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,015	1,109,344
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2029	1,690	1,734,092
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,690	1,735,326
New Jersey (State of) Turnpike Authority; Series 2005 A, Ref. RB (INS-AGM) (b)	5.25%	01/01/2027	705	889,865
Series 2009 E, RB	5.25%	01/01/2040	1,000	1,056,180
Series 2013 A, RB	5.00%	01/01/2038	1,900	2,137,975
New Jersey Institute of Technology; Series 2012 A, RB	5.00%	07/01/2042	500	558,300
Newark (City of) Housing Authority (South Ward Police Facility); Series 2009 A, City-Secured Police Facility RB (d)(e)	6.75%	12/01/2019	600	685,800
Passaic (County of) Improvement Authority (200 Hospital Plaza Corp.); Series 2010, RB	5.00%	05/01/2042	500	544,815
Rahway Valley Sewerage Authority; Series 2005 A, Sewer CAB RB (INS-NATL) (b)(g)	0.00%	09/01/2032	5,000	3,055,800
Salem (County of) Improvement Authority (Finlaw Street Office Building); Series 2007, RB (INS-AGM) (b)	5.25%	08/15/2032	1,300	1,309,789
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	5,580	5,594,229
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	1,045	1,043,307
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	4,015	4,025,238
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	4,025	4,023,309
				118,618,996

New Mexico–0.64%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (d)	5.20%	06/01/2020	1,000	1,097,910
Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,100	2,325,351
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008, Hospital RB (c)(d)(e)	6.38%	08/01/2018	1,350	1,435,077
				4,858,338

New York–14.11%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB (d)(e)	6.25%	01/15/2020	1,370	1,555,580
Series 2009, PILOT RB (d)(e)	6.38%	01/15/2020	570	649,053
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	3,030	3,029,758
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. Second Indenture RB	5.00%	02/15/2042	2,185	2,560,558
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB (d)(e)	5.25%	11/15/2019	1,500	1,658,400
Series 2009 B, Dedicated Tax Fund RB (d)(e)	5.25%	11/15/2019	1,000	1,105,600
Series 2010 D, RB	5.25%	11/15/2026	2,500	2,838,975
Series 2013 A, Transportation RB	5.00%	11/15/2038	1,850	2,078,290
Series 2016 B, Ref. RB	5.00%	11/15/2037	2,125	2,497,470
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/2042	710	800,539
Series 2010 8, Special Obligation RB	6.00%	12/01/2036	2,050	2,316,808

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York & New Jersey (States of) Port Authority; Eighty-Fifth Series 1993, Consolidated RB (INS-NATL) (b)	5.38%	03/01/2028	$2,000	$2,487,420
One Hundred Fifty-Second Series 2008, Consolidated RB (c)(h)	5.00%	11/01/2028	3,700	3,834,791
New York (City of) Municipal Water Finance Authority; Series 2008 AA, Water & Sewer System RB (c)(d)(e)	5.00%	06/15/2018	2,500	2,609,500
Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/2045	6,915	7,830,132
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/2035	3,200	3,713,888
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/2039	3,400	3,614,506
Series 2013, Sub. Future Tax Sec. RB (c)	5.00%	11/01/2038	5,010	5,832,091
Series 2013 I, Sub. Future Tax Sec. RB	5.00%	05/01/2038	5,000	5,760,650
Subseries 2011 D-1, Future Tax Sec. RB (c)	5.00%	11/01/2033	4,845	5,516,905
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds (c)	5.00%	02/01/2026	4,775	4,907,793
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/2030	2,220	2,509,643
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	1,750	2,024,540
New York (State of) Dormitory Authority; Series 2009 C, School Districts Bond Financing Program RB (d)(e)	5.00%	10/01/2019	2,820	3,087,364
Series 2009 C, School Districts Bond Financing Program RB (INS-AGC) (b)	5.00%	10/01/2023	180	195,080
Series 2014 C, State Personal Income Tax RB (c)	5.00%	03/15/2040	5,510	6,305,809
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/2026	1,800	1,928,304
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/2027	2,000	2,141,820
New York (State of) Thruway Authority; Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,725	1,998,188
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (c)	5.00%	12/15/2031	1,905	2,257,501
New York City Housing Development Corp.; Series 2007 E-1, MFH RB (h)	5.35%	11/01/2037	1,600	1,610,320
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	5,315	5,714,901
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	1,870	2,096,756
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (h)	5.00%	08/01/2031	1,685	1,797,743
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (h)	5.00%	07/01/2046	1,775	1,940,714
Series 2016 A, Special Facilities RB (h)	5.25%	01/01/2050	3,235	3,570,502
				106,377,892

North Carolina–2.70%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	7,345	8,432,428
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (h)	5.00%	06/30/2054	3,120	3,316,747
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB (d)(e)	5.00%	01/01/2019	4,300	4,577,909
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB (d)(e)	5.75%	10/01/2017	800	812,952
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB (c)	5.00%	07/01/2036	2,870	3,205,388
				20,345,424

North Dakota–0.14%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	1,000	1,056,490

Ohio–18.06%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	250	202,283
Akron (City of) (Community Learning Centers); Series 2012, Ref. Income Tax RB	5.00%	12/01/2033	1,270	1,461,529
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,190	1,315,557
Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	2,645	2,967,320

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	$2,470	$2,744,763
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	535	602,442
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/2020	1,000	1,101,550
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008, RB (INS-AGC) (b)	5.25%	02/15/2019	185	190,522
Series 2008, Ref. RB (d)(e)	5.25%	02/15/2018	2,815	2,903,166
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,075	1,200,517
Bowling Green (City of) (CFP I LLC - Bowling Green State University); Series 2010, Student Housing RB	5.75%	06/01/2031	1,000	1,064,480
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	255	251,144
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	7,655	7,569,876
Butler (County of) (Kettering Health Network Obligated Group); Series 2011, Hospital Facilities RB	6.38%	04/01/2036	375	425,434
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB (d)(e)	6.00%	11/01/2017	700	714,875
Cincinnati (City of); Series 2011 A, Ref. Water System RB (c)	5.00%	12/01/2036	5,000	5,734,650
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/2034	1,100	1,175,647
Cleveland (City of); Series 2005, Ref. Limited Tax GO Bonds (INS-AGM) (b)	5.50%	10/01/2019	2,825	3,117,077
Columbus City School District; Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds (d)(e)	5.00%	06/01/2019	1,000	1,079,630
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds (d)(e)	5.00%	06/01/2019	1,000	1,079,630
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	795	796,002
Cuyahoga (County of) (Medical Mart/Convention Center); Series 2010 F, Economic Development RB	5.00%	12/01/2027	500	563,035
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.50%	02/15/2052	1,690	1,883,505
Finneytown Local School District; Series 1997, School Improvement Unlimited Tax GO Bonds (INS-NATL) (b)	6.20%	12/01/2017	120	123,104
Franklin (County of) (Ohio Presbyterian Retirement Services); Series 2010 A, Health Care Facilities Improvement RB	5.63%	07/01/2026	1,000	1,083,340
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/2036	930	1,024,200
Series 2011 A, Hospital Facilities RB	5.00%	11/15/2036	750	825,968
Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/2041	1,500	1,643,235
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	1,490	1,568,523
Hamilton (County of) (Stratford Heights-University of Cincinnati); Series 2010, Ref. Student Housing RB (INS-AGM) (b)	5.00%	06/01/2030	1,000	1,093,480
Hamilton (County of) (Trihealth Inc. Obligated Group); Series 2017 A, Hospital Facilities RB	5.00%	08/15/2047	2,470	2,796,435
Hamilton (County of); Series 2000 B, Sales Tax CAB RB (INS-AMBAC) (b)(g)	0.00%	12/01/2023	2,000	1,724,380
Series 2011 A, Ref. Sales Tax RB	5.00%	12/01/2032	1,000	1,126,530
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	1,300	1,482,351
Kent State University; Series 2009 B, General Receipts RB (d)(e)	5.00%	05/01/2019	920	992,551
Series 2009 B, General Receipts RB (INS-AGC) (b)	5.00%	05/01/2028	80	85,611
Lakewood City School District; Series 2007, Ref. School Improvement Unlimited Tax GO Bonds (INS-AGM) (b)(c)	4.50%	12/01/2031	8,000	8,126,960
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (b)	5.00%	04/01/2024	1,475	1,523,940
Series 2006 H, Hospital Facilities RB (INS-AGC) (b)(c)	5.00%	02/01/2024	5,840	6,036,574
Lucas (County of) (Lutheran Homes); Series 2010 A, Ref. & Improvement Health Care Facilities RB (d)(e)	7.00%	11/01/2020	1,000	1,192,460
Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/2031	1,000	1,165,120
Series 2011 A, Hospital RB	6.00%	11/15/2041	1,000	1,163,660
Medina City School District (School Facilities); Series 2008, COP (d)(e)	5.25%	06/01/2018	1,000	1,044,180

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Miami University; Series 2011, Ref. General Receipts RB (c)	5.00%	09/01/2031	$5,050	$5,719,226
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (c)(d)(e)	5.00%	04/28/2018	9,125	9,468,648
Montgomery (County of) (Kettering Medical Center); Series 1996, Ref. & Improvement Hospital RB (INS-NATL) (b)	6.25%	04/01/2020	1,755	1,880,605
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/2030	1,000	1,078,950
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/2031	1,340	1,368,542
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B, Hospital RB (c)	5.13%	01/01/2028	4,000	4,238,320
Series 2009 B, Hospital RB (c)	5.50%	01/01/2034	1,000	1,069,190
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM) (b)(h)	5.00%	12/31/2039	805	895,941
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	1,500	1,629,225
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (b)(c)(h)	4.80%	09/01/2036	15,500	15,519,065
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	3,450	3,400,975
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB (d)(e)	5.75%	05/15/2020	380	431,099
Series 2010, Hospital Facilities RB (d)(e)	5.75%	05/15/2020	255	289,290
Series 2010, Hospital Facilities RB	5.75%	11/15/2035	1,330	1,446,056
Series 2010, Hospital Facilities RB	5.75%	11/15/2040	220	238,284
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2011 A, RB	5.38%	12/01/2030	750	835,125
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA) (h)	5.85%	09/20/2028	700	728,581
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 1999 A1, Residential Mortgage RB (CEP-GNMA) (h)	5.25%	09/01/2030	70	70,109
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS-NATL) (b)(g)	0.00%	02/15/2030	1,000	683,500
Ohio (State of) Turnpike Commission; Series 2010 A, Ref. RB	5.00%	02/15/2031	1,000	1,090,390
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)	4.38%	06/01/2022	1,495	1,405,210
Ohio State University; Series 2010 D, RB (e)	5.00%	12/01/2030	45	59,410
Series 2010 D, RB	5.00%	12/01/2030	955	1,211,007
Summit (County of) Port Authority (University of Akron Student Housing);
Series 2011, Lease RB (d)(e)	5.00%	01/01/2021	315	358,763
Series 2011, Lease RB	5.00%	01/01/2030	185	204,029
Toledo (City of); Series 2010, Ref. Various Purpose Improvement Limited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/2028	1,000	1,111,190
University of Cincinnati; Series 2010 F, General Receipts RB	5.00%	06/01/2034	750	831,593
University of Toledo; Series 2011 B, General Receipts RB	5.00%	06/01/2029	650	724,913
Vandalia Butler City School District; Series 2009, School Improvement Unlimited Tax GO Bonds (d)(e)	5.00%	06/01/2019	1,000	1,080,670
Wright State University; Series 2011 A, General Receipts RB	5.00%	05/01/2031	1,000	1,075,660
				136,110,802

Oklahoma–0.28%

Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.-Cross Village Student Housing); Series 2017, RB	5.25%	08/01/2057	1,945	2,135,104

Pennsylvania–2.28%

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,000	1,086,490
Series 2010 D, RB	5.00%	01/01/2040	1,750	1,899,957
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	1,900	2,075,864

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (j)(k)	0.77%	09/01/2028	$1,200	$1,200,000
Pennsylvania (State of) Turnpike Commission; Series 2009 A, Sub. RB (d)(e)	5.00%	06/01/2019	245	265,009
Series 2009 A, Sub. RB (d)(e)	5.00%	06/01/2019	840	907,242
Series 2009 A, Sub. RB (INS-AGC) (b)	5.00%	06/01/2039	740	787,789
Series 2014 A-2, Sub. Conv. CAB RB (l)	5.13%	12/01/2039	2,000	1,690,400
Subseries 2010 B-2, Sub. RB (d)(e)	5.75%	12/01/2020	1,060	1,231,625
Subseries 2010 B-2, Sub. RB (d)(e)	5.75%	12/01/2020	580	673,908
Subseries 2010 B-2, Sub. RB	5.75%	12/01/2028	610	691,746
Subseries 2010 B-2, Sub. RB (d)(e)	6.00%	12/01/2020	200	234,096
Subseries 2010 B-2, Sub. RB (d)(e)	6.00%	12/01/2020	215	251,653
Subseries 2010 B-2, Sub. RB	6.00%	12/01/2034	985	1,126,515
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	720	825,826
Series 2017 A, Ref. RB	5.00%	09/01/2047	845	950,380
Philadelphia (City of); Series 2017 A, Water & Wastewater RB	5.00%	10/01/2052	1,100	1,253,208
				17,151,708

Puerto Rico–0.44%

Children’s Trust Fund; Series 2005 A, Tobacco Settlement Asset-Backed RB (g)	0.00%	05/15/2050	5,915	716,898
Puerto Rico Sales Tax Financing Corp.; Series 2007 A, CAB Sales Tax RB (INS-NATL) (b)(g)	0.00%	08/01/2044	12,200	2,615,314
				3,332,212

South Carolina–1.34%

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/2039	1,000	1,057,010
Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	1,600	1,755,728
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/2032	517	514,040
Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/2047	195	26,035
South Carolina (State of) Ports Authority; Series 2015, RB (h)	5.25%	07/01/2050	1,865	2,079,102
Series 2015, RB (h)	5.25%	07/01/2055	1,350	1,504,467
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/2033	3,000	3,195,420
				10,131,802

South Dakota–0.45%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,620	1,794,215
Series 2015, Ref. RB	5.00%	11/01/2045	1,440	1,604,030
				3,398,245

Tennessee–0.38%

Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (c)(d)(e)	5.25%	03/01/2018	2,650	2,735,940
Tennessee Energy Acquisition Corp.; Series 2006 C, Gas RB	5.00%	02/01/2024	120	138,473
				2,874,413

Texas–16.53%

Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,710	1,961,490
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/2018	1,225	1,278,753
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/2019	1,440	1,548,835
Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/2035	2,390	2,653,187
Series 2013 A, Joint Improvement RB (h)	5.00%	11/01/2030	1,825	2,042,485

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (c)(d)(e)	5.00%	08/15/2018	$5,250	$5,511,870
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(e)	7.25%	12/01/2018	825	903,243
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	1,000	1,083,680
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB (h)	4.75%	07/01/2024	1,235	1,344,890
Houston (City of); Series 2007, Ref. First Lien Combined Utility System RB (d)(e)	5.00%	11/15/2017	2,750	2,802,250
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/2031	1,865	2,122,109
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/2033	900	1,024,074
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/2036	995	1,126,231
Series 2015 C, Ref. Airport System RB (h)	5.00%	07/15/2020	850	918,204
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	1,330	1,391,818
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	1,400	1,521,660
Lower Colorado River Authority; Series 2012 A, Ref. RB (d)(e)	5.00%	05/15/2022	5	5,887
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,335	2,651,229
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (d)(e)	6.25%	02/15/2019	1,450	1,580,848
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, Sr. Living RB	5.00%	07/01/2052	1,500	1,591,440
North Texas Tollway Authority; Series 2008, Ref. First Tier System RB (d)(e)	5.63%	01/01/2018	880	904,658
Series 2008, Ref. First Tier System RB	5.63%	01/01/2028	120	122,791
Series 2008, Ref. First Tier System RB (d)(e)	6.00%	01/01/2018	875	901,416
Series 2008, Ref. First Tier System RB (d)(e)	6.00%	01/01/2018	1,095	1,128,058
Series 2008, Ref. First Tier System RB	6.00%	01/01/2026	125	128,343
Series 2008, Ref. First Tier System RB	6.00%	01/01/2027	155	159,236
Series 2008 F, Ref. Second Tier System RB (d)(e)	5.75%	01/01/2018	2,850	2,931,909
Series 2008I, Ref. First Tier System RB (INS-AGC) (b)	6.20%	01/01/2042	1,000	1,263,910
Series 2011 A, Special Projects System RB (c)	5.50%	09/01/2036	2,895	3,364,801
Series 2015 B, Ref. RB (c)	5.00%	01/01/2040	9,860	11,055,032
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,795	3,185,741
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	1,015	1,034,052
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	1,690	1,705,261
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,000	1,008,670
Series 2007, Retirement Facility RB	5.75%	11/15/2037	550	553,355
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB (d)(e)	5.25%	11/15/2017	2,415	2,463,735
Series 2007, Retirement Facility RB	5.25%	11/15/2037	3,085	3,123,562
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	450	452,858
Series 2017A, Retirement Facility RB	6.38%	02/15/2048	2,540	2,653,665
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (b)	6.25%	07/01/2028	3,300	3,538,095
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,225	4,830,696
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2012 A, Ref. First Tier RB	5.00%	08/15/2041	4,130	4,567,119
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2036	3,475	1,568,128
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2037	4,530	1,949,123
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2042	1,695	1,893,332

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (c)(d)(e)	5.00%	04/01/2018	$5,230	$5,412,266
Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	1,695	1,984,964
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB (d)(e)	5.00%	05/15/2019	2,500	2,696,500
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,860	7,226,904
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2027	1,500	1,687,050
Series 2012, Gas Supply RB	5.00%	12/15/2028	1,475	1,647,619
Series 2012, Gas Supply RB	5.00%	12/15/2030	1,500	1,666,590
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,475	4,959,866
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,000	1,104,580
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB (h)	5.00%	12/31/2055	1,140	1,227,506
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	1,550	1,747,702
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (h)	7.00%	12/31/2038	1,475	1,697,120
				124,610,396

Utah–0.52%

Salt Lake City (City of); Series 2017 A, Airport RB (c)(h)	5.00%	07/01/2047	2,705	3,116,701
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	800	810,112
				3,926,813

Virgin Islands–0.59%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	725	602,497
Series 2009 A, Sub. RB	6.75%	10/01/2019	640	565,850
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	425	371,386
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	3,350	2,885,891
				4,425,624

Virginia–1.05%

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (h)	5.50%	01/01/2042	2,950	3,247,153
Series 2012, Sr. Lien RB (h)	6.00%	01/01/2037	795	899,638
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (h)	5.00%	07/01/2034	3,530	3,748,472
				7,895,263

Washington–2.39%

Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. RB (INS-NATL) (b)(g)	0.00%	02/01/2024	5,000	4,344,400
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (h)	5.50%	07/01/2026	1,525	1,739,720
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/2028	1,270	1,323,759
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/2033	1,500	1,693,290
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/2041	2,325	2,431,694
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(e)	6.25%	05/15/2021	1,025	1,230,010
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/2046	1,250	1,369,713
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (f)	6.00%	01/01/2027	1,545	1,590,825

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031	$1,100	$1,193,544
Series 2013, Ref. RB	5.25%	06/01/2033	1,000	1,131,510
				18,048,465

West Virginia–1.03%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (h)	5.50%	10/15/2037	3,500	3,519,390
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	835	864,100
Series 2008, RB	6.25%	10/01/2023	1,100	1,137,334
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB (d)(e)	5.50%	06/01/2019	1,020	1,111,728
Series 2009 C, Ref. & Improvement RB (d)(e)	5.50%	06/01/2019	1,060	1,155,326
				7,787,878

Wisconsin–1.51%

Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (h)	5.38%	11/01/2021	450	457,267
Series 2007 B, Collateralized Utility RB (h)	5.75%	11/01/2037	410	416,265
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (d)(e)	6.63%	02/15/2019	1,305	1,430,685
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (c)(h)	5.30%	09/01/2023	344	346,473
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB (c)	5.00%	03/01/2046	5,925	6,694,421
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	875	917,411
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB (d)(e)	5.38%	05/01/2019	95	103,022
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	915	990,926
				11,356,470

Wyoming–0.51%

Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,200	1,305,647
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM) (b)	5.00%	01/01/2047	2,205	2,512,708
				3,818,355
TOTAL INVESTMENTS(m)–163.82% (Cost $1,150,145,602)				1,234,855,502
FLOATING RATE NOTE OBLIGATIONS–(30.51)%
Notes with interest and fee rates ranging from 1.30% to 1.70% at 05/31/2017 and contractual maturities of collateral ranging from 06/01/2022 to 04/01/2056 (See Note 1D)(n)				(230,000,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(34.86)%				(262,793,606)
OTHER ASSETS LESS LIABILITIES–1.55%				11,717,937
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$753,779,833

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.
AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
BAM	—	Build America Mutual Assurance Co.
BHAC	—	Berkshire Hathaway Assurance Corp.
CAB	—	Capital Appreciation Bonds
CEP	—	Credit Enhancement Provider
Conv.	—	Convertible
COP	—	Certificates of Participation
CR	—	Custodial Receipts
Ctfs.	—	Certificates
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDR	—	Industrial Development Revenue Bonds
INS	—	Insurer
Jr.	—	Junior
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
NATL	—	National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue Bonds
PILOT	—	Payment-in-Lieu-of-Tax
RAC	—	Revenue Anticipation Certificates
RB	—	Revenue Bonds
Ref.	—	Refunding
RN	—	Revenue Notes
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
VRD	—	Variable Rate Demand
Wts.	—	Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $24,165,891, which represented 3.21% of the Trust’s Net Assets.

(g)	Zero coupon bond issued at a discount.

(h)	Security subject to the alternative minimum tax.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2017 was $431,122, which represented less than 1% of the Trust’s Net Assets.

(j)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(l)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(m)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2017. At May 31, 2017, the Trust’s investments with a value of $373,764,600 are held by TOB Trusts and serve as collateral for the $230,000,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without

Invesco Municipal Trust

D.	Floating Rate Note Obligations – (continued)

first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

Invesco Municipal Trust

D.	Floating Rate Note Obligations – (continued)

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2017, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2017 was $30,858,705 and $25,127,895, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$87,089,984
Aggregate unrealized (depreciation) of investment securities	(4,156,404)
Net unrealized appreciation of investment securities	$82,933,580
Cost of investments for tax purposes is $1,151,921,922.

Invesco Municipal Trust

Item 2.	Controls and Procedures.

(a)	As of May 19, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 19, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   Invesco Municipal Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 28, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.